FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 50.3%
	Biotechnology — 5.1%
3,245	Amgen, Inc. (a)	$1,019,774
	Chemicals — 5.0%
18,737	Dow, Inc. (a)	1,004,303
	Communications Equipment — 4.9%
19,334	Cisco Systems, Inc. (a)	970,180
	Consumer Staples Distribution & Retail — 5.1%
44,827	Walgreens Boots Alliance, Inc. (a)	1,011,745
	Diversified Telecommunication Services — 5.1%
24,051	Verizon Communications, Inc. (a)	1,018,560
	Industrial Conglomerates — 5.0%
10,528	3M Co. (a)	993,317
	IT Services — 5.0%
5,386	International Business Machines Corp. (a)	989,193
	Oil, Gas & Consumable Fuels — 5.1%
6,827	Chevron Corp. (a)	1,006,505
	Pharmaceuticals — 5.0%
6,315	Johnson & Johnson	1,003,453
	Semiconductors & Semiconductor Equipment — 5.0%
23,350	Intel Corp. (a)	1,005,918
	Total Common Stocks	10,022,948
	(Cost $9,935,227)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 72.8%
$15,192,000	U.S. Treasury Bill	(b)	01/23/25	14,515,614
	(Cost $14,522,792)
	Total Investments — 123.1%			24,538,562
	(Cost $24,458,019)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.5%
	Call Options Purchased — 0.5%
105	3M Co.	$990,675	$143.16	01/27/25	6,720
32	Amgen, Inc.	1,005,632	469.95	01/27/25	4,960
68	Chevron Corp.	1,002,524	224.75	01/27/25	3,604
198	Cisco Systems, Inc.	993,564	76.01	01/27/25	4,752
186	Dow, Inc.	996,960	81.69	01/27/25	4,464
232	Intel Corp.	999,456	64.05	01/27/25	30,392
54	International Business Machines Corp.	991,764	280.02	01/27/25	4,104
63	Johnson & Johnson	1,001,070	238.88	01/27/25	1,197
237	Verizon Communications, Inc	1,003,695	63.72	01/27/25	4,740
443	Walgreens Boots Alliance, Inc.	999,851	34.41	01/27/25	31,896
	Total Purchased Options				96,829
	(Cost $98,927)

FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (24.0)%
	Call Options Written — (0.0)%
(17)	3M Co.	$(160,395)	$96.00	02/02/24	$(374)
(5)	Amgen, Inc.	(157,130)	312.50	02/02/24	(1,650)
(11)	Chevron Corp.	(162,173)	149.00	02/02/24	(1,188)
(31)	Cisco Systems, Inc.	(155,558)	52.00	02/02/24	(124)
(30)	Dow, Inc.	(160,800)	54.00	02/02/24	(750)
(37)	Intel Corp.	(159,396)	43.50	02/02/24	(1,295)
(9)	International Business Machines Corp.	(165,294)	187.50	02/02/24	(108)
(38)	Verizon Communications, Inc.	(160,930)	42.50	02/02/24	(874)
(71)	Walgreens Boots Alliance, Inc.	(160,247)	23.00	02/02/24	(994)
	Total Call Options Written				(7,357)
	(Premiums received $18,253)
	Put Options Written — (24.0)%
(105)	3M Co.	(990,675)	143.16	01/27/25	(478,275)
(32)	Amgen, Inc.	(1,005,632)	469.95	01/27/25	(454,784)
(68)	Chevron Corp.	(1,002,524)	224.75	01/27/25	(495,108)
(198)	Cisco Systems, Inc.	(993,564)	76.01	01/27/25	(465,300)
(186)	Dow, Inc.	(996,960)	81.69	01/27/25	(496,248)
(232)	Intel Corp.	(999,456)	64.05	01/27/25	(444,976)
(54)	International Business Machines Corp.	(991,764)	280.02	01/27/25	(482,220)
(63)	Johnson & Johnson	(1,001,070)	238.88	01/27/25	(458,199)
(237)	Verizon Communications, Inc	(1,003,695)	63.72	01/27/25	(490,353)
(443)	Walgreens Boots Alliance, Inc.	(999,851)	34.41	01/27/25	(506,349)
	Total Put Options Written				(4,771,812)
	(Premiums received $4,769,714)
	Total Written Options				(4,779,169)
	(Premiums received $4,787,967)
	Net Other Assets and Liabilities — 0.4%				77,637
	Net Assets — 100.0%				$19,933,859

(a)	All or a portion of this security is pledged as collateral for the options written. At January 31, 2024, the value of these securities amounts to $2,940,504.
(b)	Zero coupon security.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows:

ASSETS TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$10,022,948	$10,022,948	$—	$—
U.S. Treasury Bills	14,515,614	—	14,515,614	—
Total Investments	24,538,562	10,022,948	14,515,614	—
Purchased Options	96,829	—	96,829	—
Total	$24,635,391	$10,022,948	$14,612,443	$—

LIABILITIES TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options:
Call Options Written	$(7,357)	$(7,357)	$—	$—
Put Options Written	(4,771,812)	—	(4,771,812)	—
Total	$(4,779,169)	$(7,357)	$(4,771,812)	$—

*	See Portfolio of Investments for industry breakout.